Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 12,540
Less: accumulated depreciation and amortization	(2,299)
Total	$ 10,241